Leases - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 renewal_option	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Weighted average discount rate		7.50%	7.50%
Operating lease, cost		$ 2,126	$ 2,077
Variable lease, cost		2,575	1,813
Lease cost		2,059	1,765
Term of contract	10 years
Number of renewal options | renewal_option	5
Renewal term	1 year
Lease income from operating leases		$ 24	$ 14